Carrying or Notional Amounts and Estimated Fair Values for Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure
Financial Assets:
Cash and money market investments	$ 1,911,456	$ 1,431,668
Trading account securities	436,331	546,713
Investment securities available-for-sale	5,009,823	5,236,852
Investment securities held-to-maturity	125,383	122,354
Other investment securities	179,880	163,513
Loans held-for-sale	363,093	893,938
FDIC loss share asset	1,915,128	2,410,219
Financial Liabilities:
Deposits	27,942,127	26,762,200
Assets sold under agreements to repurchase	2,141,097	2,412,550
Other short-term borrowings	296,200	364,222
Notes payable	1,856,372	4,170,183
Business Acquisition, Contingent Consideration, at Fair Value	99,762	92,994
Carrying (Reported) Amount, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	19,912,233	19,934,810
Carrying (Reported) Amount, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	4,223,758	4,836,882
Carrying (Reported) Amount, Fair Value Disclosure | Equity Appreciation Instrument [Member]
Financial Liabilities:
Equity appreciation instrument	0	9,945
Estimate of Fair Value, Fair Value Disclosure
Financial Assets:
Cash and money market investments	1,911,456	1,431,668
Trading account securities	436,331	546,713
Investment securities available-for-sale	5,009,823	5,236,852
Investment securities held-to-maturity	125,254	120,873
Other investment securities	181,583	165,233
Loans held-for-sale	390,783	902,371
FDIC loss share asset	1,755,295	2,475,158
Financial Liabilities:
Deposits	28,057,343	26,873,408
Assets sold under agreements to repurchase	2,273,802	2,503,320
Other short-term borrowings	296,200	364,222
Notes payable	1,722,831	4,067,818
Business Acquisition, Contingent Consideration, at Fair Value	99,762	92,994
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	2,062	983
Letters of credit	2,339	3,318
Estimate of Fair Value, Fair Value Disclosure | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	16,753,889	17,137,805
Estimate of Fair Value, Fair Value Disclosure | Covered Under Loss Sharing Agreements With F D I C [Member]
Financial Assets:
Loans held-in-portfolio, net	4,663,327	4,744,680
Estimate of Fair Value, Fair Value Disclosure | Equity Appreciation Instrument [Member]
Financial Liabilities:
Equity appreciation instrument	0	9,945
Notional Amount [Member]
Fair Value Off Balance Sheet [Abstract]
Commitments to extend credit	6,231,213	5,879,051
Letters of credit	$ 136,341	$ 152,596